High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (0.6%)	Shares/ Par +	Value $ (000’s)
Communications (0.0%)
iHeartMedia, Inc. *	22,266	404
Total		404

Consumer Discretionary (0.0%)
Party City Holdco, Inc. *	34,530	200
Total		200

Energy (0.5%)
Oasis Petroleum, Inc.	33,158	1,969
Superior Energy Services, Inc. *,Æ	60,602	1,939
Whiting Petroleum Corp. *	7,404	263
Total		4,171

Materials (0.1%)
Hexion Holdings Corp. *	42,192	633
Total		633

Total Common Stocks (Cost: $4,579)		5,408

Corporate Bonds (96.7%)
Basic Materials (3.8%)
Axalta Coating Systems LLC 3.375%, 2/15/29 144A	625,000	609
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding 4.750%, 6/15/27 144A	350,000	366
Clearwater Paper Corp.
4.750%, 8/15/28 144A	150,000	151
5.375%, 2/1/25 144A	3,300,000	3,498
Cleveland-Cliffs, Inc.
4.625%, 3/1/29 144A	1,900,000	1,897
4.875%, 3/1/31 144A	2,225,000	2,219
Coeur Mining, Inc. 5.125%, 2/15/29 144A	1,425,000	1,362
Compass Minerals International, Inc.
4.875%, 7/15/24 144A	2,225,000	2,306
6.750%, 12/1/27 144A	1,425,000	1,525
Element Solutions, Inc. 3.875%, 9/1/28 144A	1,650,000	1,628
Freeport-McMoRan, Inc.
4.125%, 3/1/28	700,000	736
4.375%, 8/1/28	850,000	902
4.625%, 8/1/30	1,475,000	1,605
5.000%, 9/1/27	625,000	664
5.250%, 9/1/29	725,000	793
5.400%, 11/14/34	925,000	1,101
H.B. Fuller Co. 4.250%, 10/15/28	525,000	533
Hexion, Inc. 7.875%, 7/15/27 144A	2,400,000	2,581
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 7/1/28 144A	725,000	816

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Basic Materials continued
INEOS Quattro Finance 2 PLC 3.375%, 1/15/26 144A	225,000	225
PQ Corp. 5.750%, 12/15/25 144A	1,000,000	1,025
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/1/26 144A	3,775,000	4,016
W.R. Grace & Co. 4.875%, 6/15/27 144A	875,000	906
Total		31,464

Communications (16.7%)
AMC Networks, Inc.
4.250%, 2/15/29	1,625,000	1,580
4.750%, 8/1/25	1,200,000	1,231
5.000%, 4/1/24	910,000	922
Cars.com, Inc. 6.375%, 11/1/28 144A	1,900,000	1,981
CBS Radio, Inc. 7.250%, 11/1/24 144A	2,275,000	2,355
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	250,000	251
4.500%, 8/15/30 144A	2,175,000	2,217
4.500%, 5/1/32 144A	1,050,000	1,063
4.750%, 3/1/30 144A	3,600,000	3,730
5.000%, 2/1/28 144A	2,000,000	2,115
5.125%, 5/1/27 144A	2,975,000	3,146
5.375%, 6/1/29 144A	1,350,000	1,448
5.500%, 5/1/26 144A	550,000	567
5.750%, 2/15/26 144A	2,022,000	2,086
5.875%, 5/1/27 144A	1,650,000	1,703
CSC Holdings LLC
3.375%, 2/15/31 144A	825,000	777
4.125%, 12/1/30 144A	950,000	944
4.625%, 12/1/30 144A	1,650,000	1,623
5.250%, 6/1/24	1,650,000	1,780
5.500%, 5/15/26 144A	875,000	902
5.500%, 4/15/27 144A	2,425,000	2,547
5.750%, 1/15/30 144A	2,975,000	3,133
6.500%, 2/1/29 144A	675,000	746
7.500%, 4/1/28 144A	1,925,000	2,123
Cumulus Media New Holdings, Inc. 6.750%, 7/1/26 144A	1,451,000	1,478
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26 144A	1,775,000	1,278
6.625%, 8/15/27 144A	2,600,000	1,352
DISH DBS Corp.
5.875%, 11/15/24	2,250,000	2,353
7.375%, 7/1/28	500,000	525
7.750%, 7/1/26	1,775,000	1,959
Dolya Holdco 18 DAC
5.000%, 7/15/28 144A	1,550,000	1,577
Entercom Media Corp.
6.500%, 5/1/27 144A	2,025,000	2,093
6.750%, 3/31/29 144A	900,000	935

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Communications continued
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/27 144A	1,625,000	1,718
Gray Escrow, Inc. 7.000%, 5/15/27 144A	750,000	816
Gray Television, Inc.
4.750%, 10/15/30 144A	525,000	521
5.875%, 7/15/26 144A	2,575,000	2,668
iHeartCommunications, Inc.
4.750%, 1/15/28 144A	425,000	428
5.250%, 8/15/27 144A	1,075,000	1,106
6.375%, 5/1/26	375,901	399
8.375%, 5/1/27	4,928,194	5,285
Intelsat Jackson Holdings SA
5.500%, 8/1/23 *,j	1,525,000	934
8.500%, 10/15/24 144A *,j	800,000	502
9.750%, 7/15/25 144A *,j	475,000	293
Lamar Media Corp.
3.625%, 1/15/31 144A	425,000	411
4.000%, 2/15/30	100,000	100
4.875%, 1/15/29	575,000	599
Match Group, Inc.
4.125%, 8/1/30 144A	2,675,000	2,682
4.625%, 6/1/28 144A	1,450,000	1,482
5.000%, 12/15/27 144A	825,000	864
Nexstar Broadcasting, Inc.
4.750%, 11/1/28 144A	2,275,000	2,299
5.625%, 7/15/27 144A	3,225,000	3,380
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 1/15/29 144A	1,150,000	1,107
4.625%, 3/15/30 144A	175,000	169
Scripps Escrow II, Inc.
3.875%, 1/15/29 144A	500,000	491
5.375%, 1/15/31 144A	650,000	645
Scripps Escrow, Inc. 5.875%, 7/15/27 144A	1,775,000	1,837
SFR Group SA 7.375%, 5/1/26 144A	4,825,000	5,018
Sinclair Television Group, Inc.
5.125%, 2/15/27 144A	3,800,000	3,710
5.500%, 3/1/30 144A	400,000	389
5.875%, 3/15/26 144A	825,000	839
Sirius XM Radio, Inc.
4.125%, 7/1/30 144A	1,775,000	1,777
4.625%, 7/15/24 144A	1,825,000	1,880
5.375%, 7/15/26 144A	1,675,000	1,730
5.500%, 7/1/29 144A	925,000	1,000
Sprint Corp.
7.625%, 2/15/25	1,125,000	1,342
7.875%, 9/15/23	2,890,000	3,303
TEGNA, Inc.
4.625%, 3/15/28	600,000	611
5.000%, 9/15/29	3,800,000	3,943
5.500%, 9/15/24 144A	208,000	211
Telenet Finance Luxembourg Notes SARL 5.500%, 3/1/28 144A	4,400,000	4,620
Terrier Media Buyer, Inc. 8.875%, 12/15/27 144A	5,025,000	5,407

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Communications continued
T-Mobile USA, Inc.
2.250%, 2/15/26	1,950,000	1,964
2.875%, 2/15/31	650,000	628
4.500%, 2/1/26	675,000	691
5.125%, 4/15/25	2,700,000	2,741
6.000%, 3/1/23	750,000	755
Townsquare Media, Inc. 6.875%, 2/1/26 144A	700,000	746
Urban One, Inc. 7.375%, 2/1/28 144A	1,350,000	1,398
Virgin Media Finance PLC 5.000%, 7/15/30 144A	2,700,000	2,697
Virgin Media Secured Finance PLC
5.500%, 8/15/26 144A	425,000	441
5.500%, 5/15/29 144A	475,000	504
Vmed O2 UK Financing I PLC 4.250%, 1/31/31 144A	875,000	851
Ziggo Bond Co. BV
5.125%, 2/28/30 144A	575,000	588
6.000%, 1/15/27 144A	2,200,000	2,293
Ziggo BV
4.875%, 1/15/30 144A	200,000	204
5.500%, 1/15/27 144A	1,936,000	2,016
Total		139,553

Consumer, Cyclical (16.1%)
1011778 BC ULC / New Red Finance, Inc.
3.500%, 2/15/29 144A	525,000	511
3.875%, 1/15/28 144A	225,000	227
4.000%, 10/15/30 144A	5,775,000	5,573
4.250%, 5/15/24 144A	723,000	731
4.375%, 1/15/28 144A	1,175,000	1,181
Academy, Ltd. 6.000%, 11/15/27 144A	850,000	895
Adient Global Holdings, Ltd. 4.875%, 8/15/26 144A	2,900,000	2,997
Adient US LLC 7.000%, 5/15/26 144A	5,000	5
Affinity Gaming 6.875%, 12/15/27 144A	1,675,000	1,765
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.
5.500%, 4/20/26 144A	2,200,000	2,290
5.750%, 4/20/29 144A	1,700,000	1,808
American Axle & Manufacturing, Inc.
6.250%, 3/15/26	275,000	282
6.500%, 4/1/27	1,550,000	1,608
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/28 144A	725,000	725
5.875%, 5/15/26 144A	3,575,000	3,692
Aramark Services, Inc.
5.000%, 4/1/25 144A	1,025,000	1,049
5.000%, 2/1/28 144A	225,000	233
6.375%, 5/1/25 144A	2,525,000	2,677
Boyd Gaming Corp.
4.750%, 12/1/27	1,400,000	1,427
6.000%, 8/15/26	1,750,000	1,822
6.375%, 4/1/26	1,175,000	1,213
8.625%, 6/1/25 144A	200,000	223

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
CCM Merger, Inc. 6.375%, 5/1/26 144A	275,000	292
CD&R Waterworks Merger Sub LLC 6.125%, 8/15/25 144A	3,875,000	3,977
Clarios Global LP 6.750%, 5/15/25 144A	150,000	160
Colt Merger Sub, Inc.
5.750%, 7/1/25 144A	275,000	290
6.250%, 7/1/25 144A	1,600,000	1,706
8.125%, 7/1/27 144A	1,975,000	2,178
CRC Escrow Issuer LLC / CRC Finco, Inc. 5.250%, 10/15/25 144A	2,100,000	2,108
Dana Financing Luxembourg SARL
5.750%, 4/15/25 144A	650,000	669
6.500%, 6/1/26 144A	2,525,000	2,619
Dana, Inc. 5.625%, 6/15/28	175,000	187
Ford Motor Credit Co. LLC
3.096%, 5/4/23	350,000	356
3.375%, 11/13/25	3,250,000	3,305
3.813%, 10/12/21	1,900,000	1,920
4.000%, 11/13/30	2,225,000	2,207
4.063%, 11/1/24	1,700,000	1,783
4.125%, 8/17/27	1,350,000	1,394
4.140%, 2/15/23	800,000	827
4.271%, 1/9/27	1,675,000	1,738
4.389%, 1/8/26	1,975,000	2,076
5.113%, 5/3/29	2,950,000	3,167
5.125%, 6/16/25	1,600,000	1,728
Foundation Building Materials, Inc. 6.000%, 3/1/29 144A	1,100,000	1,086
H&E Equipment Services, Inc. 3.875%, 12/15/28 144A	2,600,000	2,529
Hawaiian Brand Intellectual Property, Ltd. / Hawaiian Miles Loyalty, Ltd. 5.750%, 1/20/26 144A	225,000	239
Hilton Domestic Operating Co., Inc.
3.625%, 2/15/32 144A	900,000	874
3.750%, 5/1/29 144A	1,150,000	1,138
4.875%, 1/15/30	500,000	530
5.750%, 5/1/28 144A	550,000	592
IHO Verwaltungs GmbH
4.750%, 9/15/26 144A	2,375,000	2,440
6.000%, 5/15/27 144A	800,000	839
6.375%, 5/15/29 144A	900,000	983
Interface, Inc. 5.500%, 12/1/28 144A	250,000	258
JB Poindexter & Co., Inc. 7.125%, 4/15/26 144A	2,600,000	2,746
KAR Auction Services, Inc. 5.125%, 6/1/25 144A	2,650,000	2,698
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 6/1/27 144A	550,000	577
5.250%, 6/1/26 144A	1,600,000	1,649
Levi Strauss & Co. 3.500%, 3/1/31 144A	250,000	241
MGM Resorts International
4.625%, 9/1/26	115,000	121
4.750%, 10/15/28	825,000	852

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
5.500%, 4/15/27	262,000	282
6.000%, 3/15/23	1,725,000	1,848
6.750%, 5/1/25	675,000	727
Michaels Stores, Inc. 8.000%, 7/15/27 144A	1,800,000	1,989
Mohegan Gaming & Entertainment
7.875%, 10/15/24 144A	1,000,000	1,044
8.000%, 2/1/26 144A	3,800,000	3,828
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 4/1/26 144A	1,050,000	1,071
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, 5/15/26 144A	300,000	318
8.500%, 5/15/27 144A	5,675,000	6,108
Party City Holdings, Inc.
5.750%, (ICE LIBOR USD 6 Month plus 5.000%), 7/15/25 144A	815,456	750
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29 144A	2,550,000	2,633
Red Rock Resorts, Inc. 5.000%, 10/1/25 144A	1,374,000	1,391
Scientific Games International, Inc.
7.250%, 11/15/29 144A	900,000	977
8.250%, 3/15/26 144A	125,000	134
Six Flags Entertainment Corp.
5.500%, 4/15/27 144A	2,400,000	2,487
7.000%, 7/1/25 144A	275,000	297
Stars Group Holdings BV 7.000%, 7/15/26 144A	3,950,000	4,128
Station Casinos LLC 4.500%, 2/15/28 144A	2,000,000	1,993
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.500%, 6/1/24	3,275,000	3,325
5.750%, 3/1/25	275,000	280
5.875%, 3/1/27	900,000	936
Twin River Worldwide Holdings, Inc. 6.750%, 6/1/27 144A	825,000	885
VOC Escrow, Ltd. 5.000%, 2/15/28 144A	725,000	716
White Cap Buyer LLC 6.875%, 10/15/28 144A	1,750,000	1,858
White Cap Parent, LLC 8.250%, 3/15/26 144A Þ	1,125,000	1,173
The William Carter Co.
5.500%, 5/15/25 144A	400,000	426
5.625%, 3/15/27 144A	225,000	238
WMG Acquisition Corp. 3.875%, 7/15/30 144A	325,000	328
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28 144A	550,000	556
5.375%, 4/15/26 144A	550,000	563
Yum! Brands, Inc.
4.625%, 1/31/32	1,625,000	1,657
4.750%, 1/15/30 144A	725,000	767
7.750%, 4/1/25 144A	350,000	383
Total		134,109

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical (17.0%)
Acadia Healthcare Co., Inc.
5.000%, 4/15/29 144A	225,000	233
5.500%, 7/1/28 144A	225,000	237
AdaptHealth LLC 4.625%, 8/1/29 144A	650,000	647
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson’s LP / Albertson’s LLC
3.250%, 3/15/26 144A	350,000	349
3.500%, 2/15/23 144A	325,000	331
3.500%, 3/15/29 144A	2,050,000	1,951
4.875%, 2/15/30 144A	450,000	463
5.750%, 3/15/25	732,000	756
5.875%, 2/15/28 144A	700,000	746
7.500%, 3/15/26 144A	625,000	690
Allied Universal Holdco LLC
6.625%, 7/15/26 144A	1,275,000	1,352
9.750%, 7/15/27 144A	6,100,000	6,693
Avantor, Inc. 4.625%, 7/15/28 144A	2,675,000	2,794
Bausch Health Cos., Inc.
5.000%, 1/30/28 144A	1,300,000	1,316
5.000%, 2/15/29 144A	625,000	621
5.250%, 2/15/31 144A	625,000	622
5.750%, 8/15/27 144A	775,000	834
6.250%, 2/15/29 144A	1,775,000	1,887
7.250%, 5/30/29 144A	2,200,000	2,456
The Brink’s Co. 5.500%, 7/15/25 144A	400,000	422
Centene Corp.
3.000%, 10/15/30	375,000	374
3.375%, 2/15/30	900,000	908
4.250%, 12/15/27	2,775,000	2,919
4.625%, 12/15/29	2,425,000	2,625
5.375%, 8/15/26 144A	800,000	844
Centene Escrow I Corp. 5.375%, 6/1/26 144A	2,150,000	2,248
Charles River Laboratories International, Inc.
3.750%, 3/15/29 144A	525,000	526
4.000%, 3/15/31 144A	550,000	559
CHS / Community Health Systems, Inc.
5.625%, 3/15/27 144A	750,000	786
6.000%, 1/15/29 144A	225,000	238
6.625%, 2/15/25 144A	525,000	554
6.875%, 4/15/29 144A	2,700,000	2,827
8.000%, 3/15/26 144A	1,125,000	1,216
DaVita HealthCare Partners, Inc. 4.625%, 6/1/30 144A	1,250,000	1,274
Edgewell Personal Care Co.
4.125%, 4/1/29 144A	1,000,000	994
5.500%, 6/1/28 144A	875,000	924
Endo Finance LLC / Endo Finco, Inc.
6.000%, 6/30/28 144A	2,253,000	1,825
9.500%, 7/31/27 144A	1,225,000	1,331
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc. 6.125%, 4/1/29 144A	650,000	656
Garda World Security Corp. 4.625%, 2/15/27 144A	875,000	875
Gartner, Inc.
3.750%, 10/1/30 144A	550,000	545

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
4.500%, 7/1/28 144A	250,000	258
Global Medical Response, Inc. 6.500%, 10/1/25 144A	3,925,000	4,062
GW B-CR Security Corp. 9.500%, 11/1/27 144A	4,969,000	5,500
HCA, Inc.
3.500%, 9/1/30	2,350,000	2,370
5.375%, 2/1/25	2,250,000	2,510
5.375%, 9/1/26	1,325,000	1,494
5.875%, 5/1/23	1,120,000	1,219
5.875%, 2/15/26	2,225,000	2,550
5.875%, 2/1/29	550,000	641
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
4.625%, 6/15/25 144A	1,250,000	1,304
5.000%, 6/15/28 144A	1,000,000	1,042
Kraft Heinz Foods Co.
4.250%, 3/1/31	250,000	275
4.375%, 6/1/46	2,400,000	2,509
5.200%, 7/15/45	2,175,000	2,516
Lamb Weston Holdings, Inc. 4.875%, 11/1/26 144A	700,000	724
LifePoint Health, Inc.
4.375%, 2/15/27 144A	625,000	612
5.375%, 1/15/29 144A	150,000	148
6.750%, 4/15/25 144A	825,000	877
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.500%, 4/15/25 144A *,j	4,600,000	3,232
5.625%, 10/15/23 144A *,j	2,775,000	1,963
MEDNAX, Inc. 6.250%, 1/15/27 144A	1,700,000	1,818
Molina Healthcare, Inc. 3.875%, 11/15/30 144A	375,000	386
MPH Acquisition Holdings LLC 5.750%, 11/1/28 144A	4,500,000	4,387
The Nielsen Co. Luxembourg SARL 5.000%, 2/1/25 144A	1,275,000	1,304
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 4/15/22 144A	1,076,000	1,076
5.625%, 10/1/28 144A	875,000	920
5.875%, 10/1/30 144A	975,000	1,057
Post Holdings, Inc.
4.500%, 9/15/31 144A	850,000	841
4.625%, 4/15/30 144A	1,550,000	1,554
5.500%, 12/15/29 144A	375,000	401
5.625%, 1/15/28 144A	975,000	1,026
5.750%, 3/1/27 144A	3,775,000	3,970
Prestige Brands, Inc.
3.750%, 4/1/31 144A	700,000	667
5.125%, 1/15/28 144A	425,000	446
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/1/26 144A	3,325,000	3,599
Signal Parent, Inc. 6.125%, 4/1/29 144A	1,950,000	1,930
Syneos Health, Inc. 3.625%, 1/15/29 144A	600,000	584
Team Health Holdings, Inc. 6.375%, 2/1/25 144A	2,650,000	2,335

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Teleflex, Inc.
4.250%, 6/1/28 144A	250,000	259
4.625%, 11/15/27	450,000	477
Tenet Healthcare Corp.
4.625%, 7/15/24	1,400,000	1,429
4.625%, 6/15/28 144A	125,000	128
4.875%, 1/1/26 144A	1,200,000	1,248
5.125%, 5/1/25	2,400,000	2,434
5.125%, 11/1/27 144A	1,450,000	1,516
6.125%, 10/1/28 144A	325,000	339
6.750%, 6/15/23	2,100,000	2,276
United Rentals North America, Inc.
3.875%, 11/15/27	325,000	337
3.875%, 2/15/31	275,000	276
4.875%, 1/15/28	1,225,000	1,291
5.250%, 1/15/30	425,000	461
5.500%, 5/15/27	800,000	853
5.875%, 9/15/26	850,000	889
US Foods, Inc. 4.750%, 2/15/29 144A	1,200,000	1,200
Valeant Pharmaceuticals International, Inc.
5.500%, 11/1/25 144A	725,000	745
6.125%, 4/15/25 144A	5,300,000	5,434
7.000%, 3/15/24 144A	630,000	644
8.500%, 1/31/27 144A	2,175,000	2,413
9.000%, 12/15/25 144A	850,000	923
9.250%, 4/1/26 144A	525,000	582
Vizient, Inc. 6.250%, 5/15/27 144A	675,000	716
Total		141,425

Diversified (0.1%)
Stena International SA 6.125%, 2/1/25 144A	1,375,000	1,389
Total		1,389

Energy (14.9%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	2,200,000	2,219
5.750%, 3/1/27 144A	2,275,000	2,276
5.750%, 1/15/28 144A	2,600,000	2,600
7.875%, 5/15/26 144A	675,000	726
Antero Resources Corp.
5.625%, 6/1/23	1,450,000	1,455
7.625%, 2/1/29 144A	300,000	320
8.375%, 7/15/26 144A	325,000	358
Apache Corp.
4.625%, 11/15/25	325,000	335
4.875%, 11/15/27	700,000	717
Archrock Partners LP
6.250%, 4/1/28 144A	1,650,000	1,676
6.875%, 4/1/27 144A	2,800,000	2,919
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
8.250%, 12/31/28 144A	425,000	442
9.000%, 11/1/27 144A	414,000	526
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 7.000%, 11/1/26 144A	400,000	400

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
Berry Petroleum Co. LLC 7.000%, 2/15/26 144A	1,200,000	1,161
Callon Petroleum Co. 6.375%, 7/1/26	1,050,000	829
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	1,425,000	1,268
8.250%, 7/15/25	425,000	361
Centennial Resource Production LLC 6.875%, 4/1/27 144A	1,400,000	1,246
Cheniere Energy Partners LP
4.000%, 3/1/31 144A	1,500,000	1,526
4.500%, 10/1/29	1,150,000	1,193
5.625%, 10/1/26	1,200,000	1,255
Cheniere Energy, Inc. 4.625%, 10/15/28 144A	975,000	1,013
Chesapeake Energy Corp.
5.500%, 2/1/26 144A	200,000	208
5.875%, 2/1/29 144A	225,000	239
CNX Midstream Finance Corp. 6.500%, 3/15/26 144A	3,200,000	3,256
Comstock Resources, Inc. 6.750%, 3/1/29 144A	1,950,000	1,999
Continental Resources, Inc.
4.375%, 1/15/28	1,050,000	1,104
5.750%, 1/15/31 144A	1,450,000	1,638
CrownRock LP / CrownRock Finance, Inc. 5.625%, 10/15/25 144A	3,025,000	3,086
Double Eagle III Midco 1 LLC / Double Eagle Finance Corp. 7.750%, 12/15/25 144A	1,825,000	1,949
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, 1/30/26 144A	200,000	208
5.750%, 1/30/28 144A	850,000	898
6.625%, 7/15/25 144A	775,000	828
Enviva Partners LP / Enviva Partners Finance Corp. 6.500%, 1/15/26 144A	4,150,000	4,347
EQM Midstream Partners, LP
4.500%, 1/15/29 144A	1,050,000	1,023
4.750%, 7/15/23	219,000	227
4.750%, 1/15/31 144A	1,325,000	1,285
5.500%, 7/15/28	1,925,000	2,021
6.000%, 7/1/25 144A	900,000	969
6.500%, 7/1/27 144A	1,825,000	1,984
6.500%, 7/15/48	1,025,000	1,023
EQT Corp.
3.900%, 10/1/27	425,000	433
5.000%, 1/15/29	350,000	375
7.625%, 2/1/25	800,000	921
8.500%, 2/1/30	625,000	797
Hess Midstream Partners LP 5.125%, 6/15/28 144A	1,300,000	1,314
Holly Energy Partners LP / Holly Energy Finance Corp. 5.000%, 2/1/28 144A	1,225,000	1,241
Nabors Industries, Ltd.
7.250%, 1/15/26 144A	1,300,000	1,079
7.500%, 1/15/28 144A	575,000	473

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
NuStar Logistics LP
5.625%, 4/28/27	2,925,000	3,060
6.000%, 6/1/26	700,000	755
6.375%, 10/1/30	375,000	405
Oasis Midstream Partners LP / OMP Finance Corp. 8.000%, 4/1/29 144A	1,200,000	1,230
Occidental Petroleum Corp.
2.900%, 8/15/24	1,475,000	1,459
3.200%, 8/15/26	425,000	408
3.400%, 4/15/26	300,000	291
3.500%, 6/15/25	1,600,000	1,584
4.100%, 2/15/47	675,000	541
4.300%, 8/15/39	1,525,000	1,293
4.400%, 8/15/49	975,000	815
5.875%, 9/1/25	1,225,000	1,309
6.450%, 9/15/36	1,500,000	1,656
6.625%, 9/1/30	1,400,000	1,573
8.000%, 7/15/25	625,000	718
8.875%, 7/15/30	1,825,000	2,301
PDC Energy, Inc.
5.750%, 5/15/26	1,525,000	1,582
6.125%, 9/15/24	425,000	436
Precision Drilling Corp.
5.250%, 11/15/24	225,000	208
7.125%, 1/15/26 144A	1,025,000	995
7.750%, 12/15/23	475,000	477
Range Resources Corp.
4.875%, 5/15/25	1,000,000	990
5.000%, 3/15/23	113,000	115
8.250%, 1/15/29 144A	875,000	936
9.250%, 2/1/26	825,000	896
Rattler Midstream LP 5.625%, 7/15/25 144A	875,000	914
Shelf Drilling Holdings, Ltd. 8.250%, 2/15/25 144A	1,400,000	1,022
SM Energy Co.
5.625%, 6/1/25	1,000,000	925
6.625%, 1/15/27	250,000	231
6.750%, 9/15/26	1,475,000	1,363
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.500%, 8/15/22	1,375,000	1,330
5.750%, 4/15/25	2,275,000	1,854
Sunoco LP / Sunoco Finance Corp. 5.500%, 2/15/26	550,000	565
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, 1/15/32 144A	950,000	893
5.000%, 1/15/28	1,925,000	2,004
5.375%, 2/1/27	2,150,000	2,230
5.500%, 3/1/30	2,250,000	2,363
5.875%, 4/15/26	1,350,000	1,413
6.500%, 7/15/27	300,000	326
TerraForm Power Operating LLC
4.250%, 1/31/23 144A	175,000	181
4.750%, 1/15/30 144A	1,725,000	1,791
5.000%, 1/31/28 144A	1,775,000	1,915

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
TransMontaigne Partners LP / TLP Finance Corp. 6.125%, 2/15/26	1,175,000	1,181
Ultra Resources, Inc. Contingent Value Rights 0.000%, 4/15/25 *,Æ	1,325,000	–
USA Compression Finance Corp. 6.875%, 4/1/26	3,550,000	3,641
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 9/1/27	1,250,000	1,287
Western Gas Partners LP
4.500%, 3/1/28	1,100,000	1,142
5.300%, 3/1/48	3,675,000	3,688
5.450%, 4/1/44	650,000	666
5.500%, 8/15/48	400,000	394
Western Midstream Operating LP
4.000%, 7/1/22	850,000	871
4.650%, 7/1/26	175,000	185
5.300%, 2/1/30	575,000	624
WPX Energy, Inc.
4.500%, 1/15/30	179,000	193
5.750%, 6/1/26	825,000	864
5.875%, 6/15/28	97,000	107
Total		123,942

Financial (7.2%)
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750%, 10/15/27 144A	4,225,000	4,497
AmWINS Group, Inc. 7.750%, 7/1/26 144A	4,375,000	4,681
Ardonagh Midco 2 PLC 11.500%, 1/15/27 144A Þ	1,930,771	2,066
AssuredPartners, Inc.
5.625%, 1/15/29 144A	125,000	128
7.000%, 8/15/25 144A	3,250,000	3,359
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28 144A	400,000	433
GTCR AP Finance, Inc. 8.000%, 5/15/27 144A	1,550,000	1,664
HUB International, Ltd. 7.000%, 5/1/26 144A	9,775,000	10,151
LD Holdings Group LLC 6.125%, 4/1/28 144A	1,475,000	1,493
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
3.875%, 2/15/29 144A	200,000	199
4.500%, 9/1/26	450,000	471
4.625%, 6/15/25 144A	400,000	422
5.625%, 5/1/24	475,000	510
5.750%, 2/1/27	300,000	331
National Financial Partners Corp. 7.000%, 5/15/25 144A	275,000	295
Navient Corp.
5.000%, 3/15/27	450,000	451
5.875%, 10/25/24	1,850,000	1,943
6.125%, 3/25/24	1,075,000	1,138
6.750%, 6/25/25	1,625,000	1,764

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
6.750%, 6/15/26	350,000	380
7.250%, 9/25/23	325,000	352
NFP Corp. 6.875%, 8/15/28 144A	5,850,000	6,069
Quicken Loans LLC
3.625%, 3/1/29 144A	875,000	842
3.875%, 3/1/31 144A	1,300,000	1,251
Quicken Loans, Inc. 5.250%, 1/15/28 144A	2,225,000	2,336
United Shore Financial Services LLC 5.500%, 11/15/25 144A	3,575,000	3,727
United Wholesale Mortgage LLC 5.500%, 4/15/29 144A	1,175,000	1,175
USIS Merger Sub, Inc. 6.875%, 5/1/25 144A	4,525,000	4,604
VICI Properties LP / VICI Note Co., Inc.
3.500%, 2/15/25 144A	125,000	127
3.750%, 2/15/27 144A	200,000	200
4.125%, 8/15/30 144A	400,000	404
4.250%, 12/1/26 144A	1,125,000	1,151
4.625%, 12/1/29 144A	1,350,000	1,400

Total		60,014

Health Care (0.4%)
IQVIA, Inc.
5.000%, 10/15/26 144A	2,250,000	2,337
5.000%, 5/15/27 144A	750,000	792

Total		3,129

Industrial (11.4%)
ARD Finance SA 6.500%, 6/30/27 144A	3,750,000	3,938
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.000%, 9/1/29 144A	1,350,000	1,348
5.250%, 8/15/27 144A	2,800,000	2,856
6.000%, 2/15/25 144A	2,600,000	2,679
Ball Corp. 2.875%, 8/15/30	1,575,000	1,517
Berry Global Escrow Corp.
4.875%, 7/15/26 144A	1,500,000	1,587
5.625%, 7/15/27 144A	1,150,000	1,215
Berry Plastics Corp. 5.125%, 7/15/23	329,000	333
BWAY Holding Co.
5.500%, 4/15/24 144A	1,775,000	1,799
7.250%, 4/15/25 144A	3,250,000	3,250
CFX Escrow Corp. 6.375%, 2/15/26 144A	450,000	479
Cornerstone Building Brands, Inc. 6.125%, 1/15/29 144A	800,000	852
CP Atlas Buyer, Inc. 7.000%, 12/1/28 144A	1,750,000	1,839
Crown Americas LLC / Crown Americas Capital Corp. VI 4.750%, 2/1/26	1,175,000	1,219
Energizer Holdings, Inc.
4.375%, 3/31/29 144A	1,625,000	1,631
4.750%, 6/15/28 144A	900,000	928

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Flex Acquisition Co., Inc.
6.875%, 1/15/25 144A	4,050,000	4,112
7.875%, 7/15/26 144A	4,175,000	4,378
Gates Global LLC / Gates Global Co. 6.250%, 1/15/26 144A	4,550,000	4,766
Graphic Packaging International LLC
3.500%, 3/15/28 144A	425,000	423
3.500%, 3/1/29 144A	450,000	438
4.750%, 7/15/27 144A	650,000	710
Koppers, Inc. 6.000%, 2/15/25 144A	4,075,000	4,200
Owens-Brockway Glass Container, Inc.
5.375%, 1/15/25 144A	2,075,000	2,186
5.875%, 8/15/23 144A	900,000	964
6.375%, 8/15/25 144A	1,250,000	1,381
6.625%, 5/13/27 144A	500,000	544
Pisces Midco, Inc. 8.000%, 4/15/26 144A	2,775,000	2,890
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU 4.000%, 10/15/27 144A	2,950,000	2,891
Sealed Air Corp. 5.125%, 12/1/24 144A	1,950,000	2,111
Standard Industries, Inc.
3.375%, 1/15/31 144A	725,000	687
4.375%, 7/15/30 144A	550,000	555
4.750%, 1/15/28 144A	1,325,000	1,374
5.000%, 2/15/27 144A	3,375,000	3,518
Terex Corp. 5.000%, 5/15/29 144A	825,000	854
TransDigm UK Holdings PLC 6.875%, 5/15/26	1,775,000	1,868
TransDigm, Inc.
4.625%, 1/15/29 144A	2,275,000	2,243
5.500%, 11/15/27	1,250,000	1,294
6.250%, 3/15/26 144A	3,000,000	3,181
6.375%, 6/15/26	1,850,000	1,912
6.500%, 5/15/25	300,000	306
7.500%, 3/15/27	675,000	719
Trident Merger Sub, Inc. 6.625%, 11/1/25 144A	2,225,000	2,264
Trident TPI Holdings, Inc. 9.250%, 8/1/24 144A	1,450,000	1,544
Trivium Packaging Finance BV
5.500%, 8/15/26 144A	525,000	550
8.500%, 8/15/27 144A	2,825,000	3,066
TTM Technologies, Inc. 4.000%, 3/1/29 144A	700,000	691
Vertical Holdco GmbH 7.625%, 7/15/28 144A	1,175,000	1,263
Vertical U.S. Newco, Inc. 5.250%, 7/15/27 144A	1,750,000	1,832
Watco Cos. LLC / Watco Finance Corp. 6.500%, 6/15/27 144A	1,925,000	2,029
WESCO Distribution, Inc.
5.375%, 6/15/24	1,750,000	1,783
7.125%, 6/15/25 144A	525,000	574
7.250%, 6/15/28 144A	1,075,000	1,200

Total		94,771

High Yield Bond Portfolio

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Other Holdings (0.0%)
Chesapeake Energy Corp. Escrow 7.000%, 10/1/24 *	1,000,000	21

Total		21

Technology (6.9%)
AMG AG 7.000%, 7/31/25 144A	1,875,000	2,007
Banff Merger Sub, Inc. 9.750%, 9/1/26 144A	1,525,000	1,624
Black Knight InfoServ LLC 3.625%, 9/1/28 144A	925,000	909
Booz Allen Hamilton, Inc. 3.875%, 9/1/28 144A	400,000	402
BY Crown Parent LLC / BY Bond Finance, Inc. 4.250%, 1/31/26 144A	575,000	597
CDW LLC / CDW Finance Corp.
3.250%, 2/15/29	650,000	642
4.250%, 4/1/28	300,000	311
5.500%, 12/1/24	275,000	301
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.875%, 6/15/21 144A	132,000	132
7.125%, 6/15/24 144A	4,625,000	4,761
Diebold Nixdorf, Inc. 9.375%, 7/15/25 144A	325,000	362
Entegris, Inc. 4.625%, 2/10/26 144A	850,000	880
JDA Escrow LLC / JDA Bond Finance, Inc. 7.375%, 10/15/24 144A	3,300,000	3,354
Logan Merger Sub, Inc. 5.500%, 9/1/27 144A	1,900,000	1,989
NCR Corp.
5.000%, 10/1/28 144A	875,000	884
5.125%, 4/15/29 144A	1,475,000	1,486
5.250%, 10/1/30 144A	1,425,000	1,443
5.750%, 9/1/27 144A	1,025,000	1,085
6.125%, 9/1/29 144A	650,000	688
8.125%, 4/15/25 144A	325,000	356
Nuance Communications, Inc. 5.625%, 12/15/26	1,050,000	1,101
ON Semiconductor Corp. 3.875%, 9/1/28 144A	675,000	694
Open Text Corp.
3.875%, 2/15/28 144A	800,000	805
4.125%, 2/15/30 144A	800,000	811
PTC, Inc.
3.625%, 2/15/25 144A	300,000	308
4.000%, 2/15/28 144A	500,000	507
Qorvo, Inc.
3.375%, 4/1/31 144A	700,000	686
4.375%, 10/15/29	1,350,000	1,441
Rackspace Technology Global, Inc.
3.500%, 2/15/28 144A	1,825,000	1,754
5.375%, 12/1/28 144A	1,075,000	1,093
Rocket Software, Inc. 6.500%, 2/15/29 144A	2,325,000	2,346
Science Applications International Corp. 4.875%, 4/1/28 144A	325,000	336

Corporate Bonds (96.7%)	Shares/ Par +	Value $ (000’s)
Technology continued
Seagate HDD Cayman
3.125%, 7/15/29 144A	1,475,000	1,424
3.375%, 7/15/31 144A	1,225,000	1,178
Sensata Technologies BV 5.625%, 11/1/24 144A	950,000	1,055
Sensata Technologies, Inc.
3.750%, 2/15/31 144A	225,000	222
4.375%, 2/15/30 144A	325,000	340
SS&C Technologies, Inc. 5.500%, 9/30/27 144A	3,600,000	3,834
Star Merger Sub, Inc.
6.875%, 8/15/26 144A	584,000	623
10.250%, 2/15/27 144A	2,655,000	2,964
Synaptics, Inc. 4.000%, 6/15/29 144A	575,000	571
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750%, 6/1/25 144A	6,075,000	6,208
Veritas US, Inc. / Veritas Bermuda, Ltd. 7.500%, 9/1/25 144A	2,725,000	2,830

Total		57,344

Utilities (2.2%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 5/20/25	350,000	381
5.625%, 5/20/24	425,000	472
5.750%, 5/20/27	550,000	599
5.875%, 8/20/26	2,350,000	2,586
Calpine Corp.
3.750%, 3/1/31 144A	1,250,000	1,192
4.500%, 2/15/28 144A	1,575,000	1,588
4.625%, 2/1/29 144A	200,000	195
5.000%, 2/1/31 144A	200,000	195
5.125%, 3/15/28 144A	1,075,000	1,080
5.250%, 6/1/26 144A	604,000	621
NRG Energy, Inc.
5.250%, 6/15/29 144A	775,000	829
5.750%, 1/15/28	225,000	239
6.625%, 1/15/27	2,050,000	2,132
7.250%, 5/15/26	1,525,000	1,586
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.500%, 8/15/28 144A	600,000	610
Solaris Midstream Holdings, LLC 7.625%, 4/1/26 144A	425,000	435
Vistra Operations Co. LLC
5.000%, 7/31/27 144A	1,100,000	1,133
5.500%, 9/1/26 144A	900,000	932
5.625%, 2/15/27 144A	1,925,000	2,001

Total		18,806

Total Corporate Bonds (Cost: $780,698)		805,967

High Yield Bond Portfolio

Warrants (0.1%)	Shares/ Par +	Value $ (000’s)
Energy (0.1%)
Chesapeake Energy Corp. *	28,955	553

Total		553

Total Warrants (Cost: $773)		553

Bank Loan Obligations (0.3%)
Consumer, Non-cyclical (0.2%)
Envision Healthcare Corp., 7.000%, (ICE LIBOR USD 3 Month plus 6.000%), 10/10/25Þ	1,793,164	1,434
Energy (0.1%)
Ascent Resources Utica Holdings LLC, 10.000%, (ICE LIBOR USD 1 Month plus 9.000%), 11/1/25	861,000	951

Total Bank Loan Obligations (Cost: $3,696)		2,385

Short-Term Investments (2.4%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	20,228,693	20,229

Total		20,229

Total Short-Term Investments (Cost: $20,229)		20,229

Total Investments (100.1%) (Cost: $809,975)@		834,542

Other Assets, Less Liabilities (-0.1%)		(1,049)

Net Assets (100.0%)		833,493

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the value of these securities (in thousands) was $595,046 representing 71.4% of the net assets.

f	Defaulted Security
Þ	PIK - Payment In Kind. PIK rate of Ardonagh Midco 2 PLC 12.75%. PIK rate of White Cap Parent, LLC 9.00%. PIK rate of Envision Healthcare Corp. 7.00%.
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $809,975 and the net unrealized appreciation of investments based on that cost was $24,568 which is comprised of $35,955 aggregate gross unrealized appreciation and $11,387 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

High Yield Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$2,386	$—
Common Stocks
Energy	2,232	—	1,939
All Others	1,237	—	—
Corporate Bonds	—	805,967	—
Short-Term Investments	20,229	—	—
Warrants	553	—	—

Total Assets:	$24,251	$808,353	$1,939

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand